Eaton Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Comprehensive Income (Loss)
The following table summarizes the pre-tax and after-tax amounts recognized in Comprehensive loss:

	2012		2011		2010
	Pre-tax	After-tax	Pre-tax	After-tax	Pre-tax	After-tax
Currency translation and related hedging instruments	$144	$135	$(252)	$(241)	$(78)	$(78)

Pensions and other postretirement benefits
Prior service cost arising during the year	(1)	(1)	(5)	(4)	(2)	(1)
Net loss arising during the year	(386)	(262)	(648)	(417)	(182)	(123)
Currency translation	(15)	(12)	5	4	5	5
Other	(2)	15	—	(15)	(4)	3
Amortization of prior service cost reclassified to earnings	170	108	122	79	87	54
	(234)	(152)	(526)	(353)	(96)	(62)

Cash flow hedges
Gain (loss) on derivatives designated as cash flow hedges	10	10	(28)	(21)	8	6
Changes in cash flow hedges reclassified to earnings	7	7	—	(1)	(8)	(6)
Cash flow hedges, net of reclassification adjustments	17	17	(28)	(22)	—	—
Other comprehensive loss attributable to Eaton ordinary shareholders	$(73)	$—	$(806)	$(616)	$(174)	$(140)

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The changes in Accumulated other comprehensive loss attributable to Eaton ordinary shareholders, net of tax, as reported in the Consolidated Balance Sheets follow:

	Currency translation and related hedging instruments	Pensions and other postretirement benefits	Cash flow hedges	Accumulated other comprehensive loss
January 1, 2010	$(183)	$(1,032)	$7	$(1,208)
Comprehensive income (loss)	(78)	(62)	—	(140)
December 31, 2010	(261)	(1,094)	7	(1,348)
Comprehensive income (loss)	(241)	(353)	(22)	(616)
December 31, 2011	(502)	(1,447)	(15)	(1,964)
Comprehensive income (loss)	135	(152)	17	—
December 31, 2012	$(367)	$(1,599)	$2	$(1,964)

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
A summary of the calculation of net income per ordinary share attributable to ordinary shareholders follows:

(Shares in millions)	2012	2011	2010
Net income attributable to Eaton ordinary shareholders	$1,217	$1,350	$929

Weighted-average number of ordinary shares outstanding-diluted	350.9	342.8	339.5
Less dilutive effect of equity-based compensation	3.1	4.5	4.0
Weighted-average number of ordinary shares outstanding-basic	347.8	338.3	335.5

Net income per ordinary share
Diluted	$3.46	$3.93	$2.73
Basic	3.54	3.98	2.76